Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Tax Rate Applicable to Income	The reported tax on the Group’s income before taxes differs from the theoretical amount that would arise using the tax rate applicable to income of the company as follows:
	Year ended December 31
	2025	2024	2023
	in USD thousands

Loss before taxes	(3,724)	(2,108)	(1,866)

Sweden corporate tax rate	20.6%	20.6%	20.6%

Theoretical tax benefit	(767)	(435)	(384)
Effect of different tax rates in foreign subsidiaries	(310)	(33)	(30)
Tax losses incurred in the reporting year
for which deferred taxes were not created	1,077	468	414
Taxes on income for the reported year	-	-	-